Summarized Financial Information of Citizens Holding Company (Tables)	12 Months Ended
Dec. 31, 2019
Summarized Statements of Cash Flows Financial Information of Citizens Holding Company
Statements of Cash Flows
Years Ended December 31, 2019, 2018 and 2017

	2019	2018	2017
Cash flows from operati n g activities
Net income	$5,902	$6,673	$3,704
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed loss (earnings) of the Bank	4,965	(3,022)	1,349
Stock compensation expense	163	170	211
Increase in other assets	97	84	266

Net cash provided by operating activities	11,127	3,905	5,530

Cash flows from investing activities
Net cash paid in acquisition activities	$(6,113)	$—	$—

Net cash used in investing activities	(6,113)	—	—
Cash flows from financing activities
Dividends paid to shareholders	$(4,874)	$(4,706)	$(4,697)
Proceeds from stock options	—	27	93

Net cash used in financing activities	(4,874)	(4,679)	(4,604)

Net increase (decrease) in cash	140	(774)	926

Cash, beginning of year	1,596	2,370	1,444

Cash, end of year	$1,736	$1,596	$2,370

Citizens Holding Company [Member]
Summarized Balance Sheets Financial Information of Citizens Holding Company
Balance Sheets
December 31, 2019 and 2018

	2019	2018
Assets
Cash (1)	$1,736	$1,596
Investment in bank subsidiary (1)	110,892	82,002
Other assets (1)	172	268

Total assets	$112,800	$83,866

Liabilities
Other liabilities	$—	$—

Shareholders’ equity	112,800	83,866

Total liabilities and shareholders’ equity	$112,800	$83,866

(1)	Fully or partially eliminates in consolidation.

Summarized Income Statement Financial Information of Citizens Holding Company
Income Statements
Years Ended December 31, 2019, 2018 and 2017

	2019	2018	2017
Interest income (1)	$2	$2	$2

Other income
Dividends from bank subsidiary (1)	11,242	3,990	5,472
Equity in undistributed earnings (loss) of bank subsidiary (1)	(4,965)	3,022	(1,349)
Other income	—	—	—

Total other income	6,277	7,012	4,123

Other expense	462	446	459

Income before income taxes	5,817	6,568	3,666
Income tax benefit	(85)	(105)	(38)

Net income	$5,902	$6,673	$3,704

(1)	Eliminates in consolidation.